INVESTMENT IN ASSOCIATE - Carrying amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Balance as at January 1	$ 120.3
Share of loss of associates (Note 24)	(1.0)	$ (16.3)
Balance as at December 31	34.3	120.3
Leagold Mining Corporation
Disclosure of associates [line items]
Balance as at January 1	120.3	146.0
Share of loss of associates (Note 24)	(4.1)	(16.3)
Company's share of other comprehensive loss of Leagold	(1.6)	(9.4)
Other income (expense) from subsidiaries, jointly controlled entities and associates	(114.6)	0.0
Balance as at December 31	$ 0.0	$ 120.3